Bridge Loans and Long-Term Debt - Schedule of Maturities and Weighted Average Interest Rates (Details) - CAD ($)		3 Months Ended				12 Months Ended
		Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2023
Schedule of Maturities and Weighted Average Interest Rates [Line Items]
Convertible loan, Final maturity				2028 years	[1]			2028 years	[2]
Convertible loan, Weighted average effective interest rate				23.36%	[1]			23.36%	[2]
Convertible loan, Balance		$ 45,554,434	[1]	$ 40,309,902	[1]	$ 40,309,902	[2]	$ 11,258,950	[2]
Credit facility, Final maturity				2026 years	[3]			2026 years	[4]
Credit facility, Weighted average effective interest rate				14.14%	[3]			14.12%	[4]
Credit facility, Balance		29,017,492	[3]	$ 28,229,902	[4]	28,229,902	[4]	$ 28,747,705	[4]
Term loan, Final maturity				2030 years				2030 years
Term loan, Weighted average effective interest rate				33.65%				33.65%
Term loan, Balance		11,706,426		$ 10,767,007		10,767,007		$ 7,718,928
Non-convertible bridge loan, Final maturity	[5]							2024 years
Non-convertible bridge loan, Weighted average effective interest rate	[5]							155.04%
Non-convertible bridge loan, Balance	[5]			3,059,996		3,059,996
Convertible bridge loan, Final maturity	[5]							2024 years
Convertible bridge loan, Weighted average effective interest rate	[5]
Convertible bridge loan, Balance	[5]			$ 6,853,623		6,853,623
Total debt, Weighted average effective interest rate				2148.00%				27.45%
Total debt, Balance		102,447,503		$ 89,220,430		89,220,430		$ 47,725,583
Current portion of long-term debt, Balance		16,169,151		9,913,619		9,913,619
Long-term debt, Balance		$ 86,278,352		$ 79,306,811		$ 79,306,811		$ 47,725,583

[1]	Convertible loan
[2]	Convertible loan
[3]	Amendments to the Credit Facility
[4]	Amendments to the Credit Facility
[5]	Bridge loans